Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 40,892	$ (147)
Recognized in net earnings	49,520	35,759
Recognized in other comprehensive income		(750)
Foreign exchange	(1,884)	6,030
Ending Balance	88,528	40,892
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	357,915	358,170
Recognized in net earnings	(18,699)	(18,441)
Foreign exchange	(9,455)	18,186
Ending Balance	329,761	357,915
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,028	6,510
Recognized in net earnings	411	(486)
Foreign exchange	(1)	4
Ending Balance	6,438	6,028
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(298,399)	(332,192)
Recognized in net earnings	63,680	45,831
Recognized in other comprehensive income		(750)
Foreign exchange	7,143	(11,288)
Ending Balance	(227,576)	(298,399)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	587	928
Recognized in net earnings	(373)	(341)
Ending Balance	214	587
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(16,899)	(21,598)
Recognized in net earnings	5,580	5,122
Foreign exchange	166	(423)
Ending Balance	(11,153)	(16,899)
Other Deferred Tax Assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(8,340)	(11,965)
Recognized in net earnings	(1,079)	4,074
Foreign exchange	263	(449)
Ending Balance	$ (9,156)	$ (8,340)